Collaborative Research Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Collaborative Research Agreements
Collaborative Research Agreements

11. Collaborative Research Agreements

Boehringer Ingelheim

11β HSD1 Inhibitors

In October 2007, the Company entered into a Research Collaboration and License Agreement with Boehringer Ingelheim International GmbH (BI) pursuant to which BI is responsible for the development and commercialization of 11β HSD1 inhibitors for certain indications, including type 2 diabetes (the 11β Agreement).

The funded research period under the 11β Agreement for which the Company was required to provide research services ended in December 2009. During the three months ended September 30, 2014, the Company received a $6.0 million milestone payment from BI as a result of the first patient having been dosed in the Phase 2 clinical trial which commenced in July 2014. The Company has earned $43 million in development milestones since the inception of the 11β Agreement and is eligible to receive up to $272 million in additional milestone payments based on the achievement of pre-specified events, including up to $42 million in development milestones, up to $105 million in regulatory milestones and up to $125 million in commercialization milestones. The preceding milestones are payable upon the first occurrence of any product to meet the contractual requirements. The Company is also eligible to receive 50% of the aforementioned milestone payments for any subsequent products and for any additional indications of a product to achieve those milestones.

The Company has the right, subject to the approval of the joint steering committee established pursuant to the 11β Agreement, to develop and commercialize certain 11β HSD1 inhibitors for indications other than those considered part of metabolic syndrome or reduction of cardiovascular events.

Beta-site Amyloid Precursor Protein-cleaving Enzyme 1 (BACE) Inhibitors

In June 2009, the Company entered into a Research Collaboration and License Agreement (the BACE Agreement) with BI pursuant to which BI is responsible for the development and commercialization of BACE inhibitors for the treatment of Alzheimer’s disease and other forms of dementia.

Under the BACE Agreement, the Company was obligated to provide 12 full-time-equivalent employees (FTE’s) per month for a period of 36 months to provide research services. Under the terms of the BACE Agreement, the Company received an upfront, license fee of $15,000,000. This payment was initially recorded to deferred revenue. In addition, under the BACE Agreement, BI was required to make payments for each quarter during the 36-month funded research period of $1,020,000 for a total of $12,240,000. The license fee and the research collaboration fee were being recognized as revenue over the 36-month funded research period commencing June 2009 and continuing through June 2012, which was determined to be the Company’s period of substantial involvement under the BACE Agreement. In April 2012, the initial research term was extended for an additional year through June 2013 and BI paid the Company an additional $2,960,000 for the research contributions over the 12 month extension period ($740,000 per quarter). During the extension period the Company was obligated to provide eight FTE’s per month. The additional payment of $2,960,000 was recognized ratably over the extension period through June 2013. The revenue recognition period for the nonrefundable license fee was also extended on a prospective basis through June 2013.

In December 2012, the Company amended the BACE Agreement to expand the core indication definition to include certain other indications, including diabetes and metabolic syndrome. Under the terms of the amendment, Vitae received an upfront fee of $4,000,000. In accordance with the amendment, the Company is obligated to provide 12 months of research services commencing June 2013 with such services to be completed no later than June 30, 2014. Revenue relating to the upfront payment was recognized over the period in which future research contributions were delivered through June 30, 2014 including $2.0 million that was recognized in the nine months ended September 30, 2014.

The Company has earned $29 million in development milestones since the inception of the BACE Agreement and is eligible to receive up to $326 million in additional milestone payments based on the achievement of pre-specified events, including up to $56 million in development milestones, up to $120 million in regulatory milestones and up to $150 million in commercialization milestones. The preceding milestones are payable upon the first occurrence of any product to meet the contractual requirements. Any subsequent product(s) to achieve the milestone will earn the Company 50% of the milestone amount. In addition, second indications for a product covered by the contract to achieve the regulatory milestones will earn the Company 50% of the milestone amount. The Company also may receive net sales royalties based on total annual future product sales.

10. Collaborative Research Agreements

Boehringer Ingelheim

Beta-site Amyloid Precursor Protein-cleaving Enzyme 1 (BACE) Inhibitors

        In June 2009, the Company entered into a Research Collaboration and License Agreement (the "BACE Agreement") with Boehringer Ingelheim International GmbH ("BI") pursuant to which BI is responsible for the development and commercialization of BACE inhibitors for the treatment of Alzheimer's Disease and other forms of dementia.

        Under the BACE Agreement, the Company was obligated to provide 12 full-time-equivalent employees ("FTEs") per month for a period of 36 months to provide research services. Under the terms of the BACE Agreement, the Company received an upfront, license fee of $15,000,000. This payment was initially recorded to deferred revenue. In addition, under the BACE Agreement, BI was required to make payments for each quarter during the 36-month funded research period of $1,020,000 for a total of $12,240,000. The license fee and the research collaboration fee were being recognized as revenue over the 36-month funded research period commencing June 2009 and continuing through June 2012, which was determined to be the Company's period of substantial involvement under the BACE Agreement. In April 2012, the initial research term was extended for an additional year through June 2013 and BI paid the Company an additional $2,960,000 for the research contributions over the 12-month extension period ($740,000 per quarter). During the extension period the Company was obligated to provide eight FTE's per month. The additional payment of $2,960,000 was recognized ratably over the extension period through June 2013. The revenue recognition period for the nonrefundable license fee was also extended on a prospective basis through June 2013.

        In December 2012, the Company amended the BACE Agreement to expand the Core Indication definition to include diabetes and metabolic disease. Under the terms of the amendment, Vitae received an upfront fee of $4,000,000. In accordance with the amendment, the Company is obligated to provide 12 months of research services commencing July 2013 with such services to be completed no later than June 30, 2014. In accordance with ASU 2009-13, the Company has determined that the amendment is considered a new arrangement and not a material modification to the original agreement. The Company has evaluated whether there is stand-alone value for the delivered items and determined that the delivered items did not have stand-alone value due to the fact that the program was in early preclinical development and required the Company's experience to advance development of the product. As such, the Company determined that the agreement should be accounted for as a single unit of accounting. Revenue relating to the upfront payment is being recognized over the period in which future research contributions are delivered through June 30, 2014.

        For the years ended December 31, 2013 and 2012, the Company earned $18,000,000 and $9,000,000, respectively, for the achievement of substantive development milestones. The Company has earned $29,000,000 in development milestones since the inception of the BACE Agreement and, as of December 31, 2013, was eligible to receive up to $327,000,000 in additional milestone payments based on the achievement of pre-specified events, including up to $57,000,000 in development milestones, up to $120,000,000 in regulatory milestones and up to $150,000,000 in commercialization milestones. The preceding milestones are payable upon the first occurrence of any product to meet the contractual requirements. The Company is also eligible to receive 50% of the aforementioned milestone payments for any subsequent products and for any additional indications of a product to achieve those milestones.

        At December 31, 2012, the $8,740,000 of accounts receivable related to a milestone of $8,000,000 and $740,000 of quarterly research funding earned under the BACE Agreement. The amount was collected in January 2013.

11 HSD1 Inhibitors

        In October 2007, the Company entered into a Research Collaboration and License Agreement with BI pursuant to which BI is responsible for the development and commercialization of 11 HSD1 inhibitors for diabetes (the "11 Agreement").

        The funded research period under the 11 Agreement for which the Company was required to provide research services ended in December 2009. For the years ended December 31, 2013 and 2012, the Company earned $0 and $7,000,000, respectively, for the achievement of substantive development milestones. The Company has earned $37,000,000 in development milestones since the inception of the 11 Agreement and, as of December 31, 2013, was eligible to receive up to $278,000,000 in additional milestone payments based on the achievement of pre-specified events, including up to $48,000,000 in development milestones, up to $105,000,000 in regulatory milestones and up to $125,000,000 in commercialization milestones. The preceding milestones are payable upon the first occurrence of any product to meet the contractual requirements. The Company is also eligible to receive 50% of the aforementioned milestone payments for any subsequent products and for any additional indications of a product to achieve those milestones.

        The Company has the right, subject to the approval of the joint steering committee established pursuant to the 11 Agreement to develop and commercialize certain 11 HSD1 inhibitors for indications other than those considered part of metabolic syndrome or reduction of cardiovascular events.